Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - BSA Plan (Detail) - BSA plan [member] € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares
Grant In January 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Number of warrants | shares			15,000
Exercise price			13.46
Price of the underlying share | € / shares			€ 15.51
Expected dividends			0.00%
Volatility			48.00%
Repo margin			5.00%
Maturity			3 years
Fair value of the plan | €			€ 58
Grant In June 2017 [member]
Disclosure of detailed information of operating income loss [line items]
Number of warrants | shares			55,000
Exercise price			26.47
Price of the underlying share | € / shares			€ 28.25
Expected dividends			0.00%
Volatility			48.00%
Repo margin			5.00%
Maturity			3 years
Fair value of the plan | €			€ 394
Grant In January 2018 [member]
Disclosure of detailed information of operating income loss [line items]
Number of warrants | shares		40,500
Exercise price		18.00
Price of the underlying share | € / shares		€ 18.00
Expected dividends		0.00%
Volatility		43.94%
Fair value of the plan | €		€ 300
Grant In April 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Number of warrants | shares	25,998
Exercise price	6.82
Price of the underlying share | € / shares	€ 7.20
Expected dividends	0.00%
Volatility	38.91%
Fair value of the plan | €	€ 56
Grant In October 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Number of warrants | shares	75,000
Exercise price	3.71
Price of the underlying share | € / shares	€ 3.78
Expected dividends	0.00%
Volatility	33.41%
Maturity	2 years 6 months
Fair value of the plan | €	€ 59
Tranche one [member] | Grant In January 2018 [member]
Disclosure of detailed information of operating income loss [line items]
Maturity		5 years 6 months
Tranche one [member] | Grant In April 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Maturity	3 years
Tranche two [member] | Grant In January 2018 [member]
Disclosure of detailed information of operating income loss [line items]
Maturity		6 years
Tranche two [member] | Grant In April 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Maturity	3 years 6 months
Tranche three [member] | Grant In January 2018 [member]
Disclosure of detailed information of operating income loss [line items]
Maturity		6 years 6 months
Tranche three [member] | Grant In April 2019 [member]
Disclosure of detailed information of operating income loss [line items]
Maturity	4 years